TAXATION - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Normal taxation	$ 248	$ 562	$ 298
Prior year over provision	0	2	0
Deferred taxation
Change in statutory tax rate	2	0	2
Income tax expense	312	625	250
South Africa
Major components of tax expense (income) [abstract]
Normal taxation	0	1	0
Prior year over provision	(1)	0	0
Deferred taxation
Temporary differences	0	74	(18)
Change in estimated deferred tax rate	0	0	(14)
Income tax expense	(1)	75	(32)
Foreign taxation
Major components of tax expense (income) [abstract]
Normal taxation	252	553	299
Prior year over provision	(3)	8	(1)
Deferred taxation
Temporary differences	52	9	(28)
Prior year under (over) provision	4	(6)	1
Change in estimated deferred tax rate	6	(14)	9
Change in statutory tax rate	2	0	2
Income tax expense	$ 313	$ 550	$ 282